Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities	The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE's obligations, or are not considered a business, were as follows:

	As at December 31,
U.S.$ millions	2025	2024
ASSETS
Current Assets
Cash and cash equivalents	2	—
Accounts receivable	3	3
Other current assets	4	—
	9	3

Plant, property and equipment, net	249	182
Net investment in lease	38	—
	296	185
LIABILITIES
Current Liabilities
Accounts payable and other	32	41
	32	41
Other Long-term Liabilities	15	10
	47	51
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

	As at December 31,
U.S.$ millions	2025	2024
Balance Sheet
Equity investments	652	641
Off-balance Sheet
Guarantees[1]	41	39
Maximum Exposure to Loss	693	680
1.Guarantees for the current and comparative period totaled C$56 million.